PROPERTY AND EQUIPMENT	9 Months Ended
Apr. 30, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4. PROPERTY AND EQUIPMENT

As of April 30, 2019 and July 31, 2018, the balance of property and equipment represented consisted of the followings:

	April 30,	July 31,
	2019	2018
Renovation	$143,695	$85,362
Fixtures and Furniture	68,005	38,046
Tools and Equipment	78,575	20,796
Vehicles	66,951	-
Computer Equipment	23,612	5,798
	380,838	150,002
Accumulated depreciation	(53,573)	(14,296)
Total	$327,265	$135,706

Depreciation expense for the nine months ended April 30, 2019 and 2018 was $41,974 and $3,356, respectively.

During the nine months ended April 30, 2019 and 2018, the Company acquired property and equipment of $198,017 and $62,558, respectively.